Annual Total Returns - Fidelity Stocks for Inflation ETF [BarChart] - 09.30 Fidelity Factor ETFs Combo PRO-08 - Fidelity Stocks for Inflation ETF	Nov. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Nov. 05, 2019
Fidelity Stocks for Inflation ETF
Bar Chart Table:
Annual Return 2020	2.12%